Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
On-balance sheet
Cash collateral and settlement balances	£ 83,256	£ 77,222
Cash and balances at central banks	150,258	177,069	£ 171,082
Loans and advances at amortised cost	339,115	326,406
Reverse repurchase agreements and other similar secured lending	3,379	2,308
Trading portfolio assets	114,195	104,187
Financial assets at fair value through the income statement	133,086	149,648
Derivative financial instruments	229,236	222,538
Other assets	1,375	1,006
Total Assets	1,140,229	1,133,300	£ 1,133,200
Off-balance sheet
Contingent liabilities	24,527	20,303
Total off-balance sheet	358,982	344,526
Debt securities [member]
On-balance sheet
Trading portfolio assets	52,739	57,283
Traded loans [member]
On-balance sheet
Trading portfolio assets	5,378	7,234
Internal credit grades [member]
On-balance sheet
Cash collateral and settlement balances	83,256	177,069
Cash and balances at central banks	150,258	77,222
Reverse repurchase agreements and other similar secured lending	3,379	2,308
Trading portfolio assets	58,117	64,517
Financial assets at fair value through the income statement	125,591	143,629
Derivative financial instruments	229,236	222,538
Financial assets measured at fair value through other comprehensive income	64,727	51,694
Other assets	1,375	1,006
Total Assets	£ 1,055,054	£ 1,066,389
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Internal credit grades [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Cash collateral and settlement balances	£ 73,122	£ 177,069
Cash and balances at central banks	150,258	70,455
Reverse repurchase agreements and other similar secured lending	3,290	1,820
Trading portfolio assets	49,981	53,799
Financial assets at fair value through the income statement	82,505	103,968
Derivative financial instruments	216,103	211,695
Financial assets measured at fair value through other comprehensive income	64,727	51,546
Other assets	1,242	723
Total Assets	£ 906,101	£ 916,581
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	88.00%	91.00%
Reverse repurchase agreements, percentage	97.00%	79.00%
Trading portfolio assets, percentage	86.00%	83.00%
Financial assets at fair value through the income statement, percentage	66.00%	72.00%
Derivative financial instruments, percentage	94.00%	95.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	90.00%	72.00%
Total assets, percentage	86.00%	86.00%
Internal credit grades [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Cash collateral and settlement balances	£ 10,134	£ 0
Cash and balances at central banks	0	6,763
Reverse repurchase agreements and other similar secured lending	89	444
Trading portfolio assets	6,698	9,366
Financial assets at fair value through the income statement	42,644	38,207
Derivative financial instruments	13,012	10,791
Financial assets measured at fair value through other comprehensive income	0	148
Other assets	133	283
Total Assets	£ 138,060	£ 137,475
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	12.00%	9.00%
Reverse repurchase agreements, percentage	3.00%	19.00%
Trading portfolio assets, percentage	12.00%	15.00%
Financial assets at fair value through the income statement, percentage	34.00%	27.00%
Derivative financial instruments, percentage	6.00%	5.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	10.00%	28.00%
Total assets, percentage	13.00%	13.00%
Internal credit grades [member] | 11.35% to 100%
On-balance sheet
Cash collateral and settlement balances	£ 0	£ 0
Cash and balances at central banks	0	4
Reverse repurchase agreements and other similar secured lending	0	44
Trading portfolio assets	1,438	1,352
Financial assets at fair value through the income statement	442	1,454
Derivative financial instruments	121	52
Financial assets measured at fair value through other comprehensive income	0	0
Other assets	0	0
Total Assets	£ 10,893	£ 12,333
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements, percentage	0.00%	2.00%
Trading portfolio assets, percentage	2.00%	2.00%
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Total assets, percentage	1.00%	1.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member]
On-balance sheet
Loans and advances at amortised cost	£ 339,115	£ 326,406
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances at amortised cost	£ 264,873	£ 245,506
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	78.00%	75.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances at amortised cost	£ 65,350	£ 71,473
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	19.00%	22.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 11.35% to 100%
On-balance sheet
Loans and advances at amortised cost	£ 8,892	£ 9,427
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Internal credit grades [member] | Home loans [member]
On-balance sheet
Loans and advances at amortised cost	£ 154,479	£ 150,284
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Home loans [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances at amortised cost	£ 146,269	£ 137,449
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	94.00%	92.00%
Internal credit grades [member] | Home loans [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances at amortised cost	£ 5,775	£ 9,701
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	4.00%	6.00%
Internal credit grades [member] | Home loans [member] | 11.35% to 100%
On-balance sheet
Loans and advances at amortised cost	£ 2,435	£ 3,134
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	2.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member]
On-balance sheet
Loans and advances at amortised cost	£ 55,296	£ 56,431
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances at amortised cost	£ 20,750	£ 21,786
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	38.00%	39.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances at amortised cost	£ 31,425	£ 31,664
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	56.00%	56.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 11.35% to 100%
On-balance sheet
Loans and advances at amortised cost	£ 3,121	£ 2,981
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	5.00%
Internal credit grades [member] | Wholesale loans [member]
On-balance sheet
Loans and advances at amortised cost	£ 129,340	£ 119,691
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Wholesale loans [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances at amortised cost	£ 97,854	£ 86,271
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	75.00%	72.00%
Internal credit grades [member] | Wholesale loans [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances at amortised cost	£ 28,150	£ 30,108
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	22.00%	25.00%
Internal credit grades [member] | Wholesale loans [member] | 11.35% to 100%
On-balance sheet
Loans and advances at amortised cost	£ 3,336	£ 3,312
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Internal credit grades [member] | Loans and advances [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 22,692	£ 19,524
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Loans and advances [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 14,467	£ 13,177
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	64.00%	68.00%
Internal credit grades [member] | Loans and advances [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 7,993	£ 6,295
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	35.00%	32.00%
Internal credit grades [member] | Loans and advances [member] | 11.35% to 100%
On-balance sheet
Financial assets at fair value through the income statement	£ 232	£ 52
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	0.00%
Internal credit grades [member] | Reverse repurchase agreements [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 96,887	£ 119,041
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 62,475	£ 85,887
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	65.00%	72.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 34,232	£ 31,813
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	35.00%	27.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 11.35% to 100%
On-balance sheet
Financial assets at fair value through the income statement	£ 180	£ 1,341
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Internal credit grades [member] | Other financial assets [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 763	£ 542
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Other financial assets [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 757	£ 524
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	99.00%	97.00%
Internal credit grades [member] | Other financial assets [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 6	£ 18
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	3.00%
Internal credit grades [member] | Other financial assets [member] | 11.35% to 100%
On-balance sheet
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades [member] | Debt securities [member]
On-balance sheet
Trading portfolio assets	£ 52,739	£ 57,283
Financial assets at fair value through the income statement	£ 5,249	£ 4,522
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Debt securities [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Trading portfolio assets	£ 49,117	£ 51,896
Financial assets at fair value through the income statement	£ 4,806	£ 4,380
On-balance sheet, percentage
Trading portfolio assets, percentage	93.00%	90.00%
Financial assets at fair value through the income statement, percentage	91.00%	97.00%
Internal credit grades [member] | Debt securities [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Trading portfolio assets	£ 3,479	£ 4,998
Financial assets at fair value through the income statement	£ 413	£ 81
On-balance sheet, percentage
Trading portfolio assets, percentage	7.00%	9.00%
Financial assets at fair value through the income statement, percentage	8.00%	2.00%
Internal credit grades [member] | Debt securities [member] | 11.35% to 100%
On-balance sheet
Trading portfolio assets	£ 143	£ 389
Financial assets at fair value through the income statement	£ 30	£ 61
On-balance sheet, percentage
Trading portfolio assets, percentage	0.00%	1.00%
Financial assets at fair value through the income statement, percentage	1.00%	1.00%
Internal credit grades [member] | Traded loans [member]
On-balance sheet
Trading portfolio assets	£ 5,378	£ 7,234
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Internal credit grades [member] | Traded loans [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Trading portfolio assets	£ 864	£ 1,903
On-balance sheet, percentage
Trading portfolio assets, percentage	16.00%	27.00%
Internal credit grades [member] | Traded loans [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Trading portfolio assets	£ 3,219	£ 4,368
On-balance sheet, percentage
Trading portfolio assets, percentage	60.00%	60.00%
Internal credit grades [member] | Traded loans [member] | 11.35% to 100%
On-balance sheet
Trading portfolio assets	£ 1,295	£ 963
On-balance sheet, percentage
Trading portfolio assets, percentage	24.00%	13.00%